PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Buildings	230,273	254,577	37,027
Medical equipment	668,169	404,050	58,767
Electronic and office equipment	16,864	19,564	2,845
Motor vehicles	2,361	2,993	435
Leasehold improvement and building improvements	14,771	14,050	2,043
Construction in progress	329,259	823,361	119,753
Total	1,261,697	1,518,595	220,870
Less: accumulated depreciation	(407,964)	(275,627)	(40,088)
Impairment charges	(60,162)	(23,659)	(3,441)
	793,571	1,219,309	177,341

Depreciation expenses were RMB117,051, RMB83,224 and RMB40,855 (US$5,942) for the years ended December 31, 2016, 2017 and 2018, respectively. Impairment loss of RMB47,827, RMB21,476 and RMB4,418 (US$643)
were recognized for network operating segment and impairment loss of nil, nil and RMB351 (US$51) for hospital operating segment for the years ended December 31, 2016, 2017 and 2018, respectively. Impairment charges mainly include impairment provided for medical equipment in several low performance centers as well as idle assets.

For the years ended December 31, 2016, 2017 and 2018, RMB4,360, RMB27,906 and RMB41,272 (US$6,003)
impairment was written off for network operating segment upon the disposal of medical equipment.

As at December31, 2017 and 2018, certain of the Group's property, plant and equipment with a total net book value of RMB37,481 and nil were pledged as collaterals for bank borrowings of RMB29,725 and nil, respectively (note17).

As at December 31, 2017 and 2018, certain of the Group's construction in progress with a total net book value of RMB206,244 and RMB633,444 (US$92,131) were pledged to secure bank and other borrowings of RMB280,459 and RMB501,789 (US$72,982), respectively (note17) and mandatorily redeemable noncontrolling interest of RMB396,281 and RMB434,216 (US$63,154) (note1), respectively.

As at December 31, 2017 and 2018, the Group held equipment under operating lease contracts with customers with an original cost of RMB519,426 and RMB205,279
(US$29,857) and accumulated depreciation of RMB312,853 and RMB133,130 (US$

19,363), respectively.